Discontinued operations and held for sale assets - Cash flow (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Cash flows from continuing and discontinued operations [abstract]
Net increase in cash and cash equivalents	£ (51,488)		£ 36,294
Discontinued operations [member]
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	(402)	[1]	2,098	[2]
Net cash from investing activities	54	[1]	(414)	[2]
Net cash from financing activities	(120)	[1]	(373)	[2]
Effect of exchange rates on cash and cash equivalents	0	[1]	(29)	[2]
Net increase in cash and cash equivalents	£ (468)	[1]	£ 1,282	[2]

[1]	Include d UK banking business cash flows for the period from 1 January 2018 to 31 March 2018
[2]	Include d UK banking business cash flows for the period from 1 January 2017 to 30 June 2017 and BAGL cash flows for the period from 1 January 2017 to 31 May 2017